Lease (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Supplemental Balance Sheet Information Related To Operating Leases [Abstract]
Operating lease ROU assets	$ 8,363	$ 5,810
Operating lease liabilities, current	1,062	669
Operating lease liabilities, long-term	$ 6,604	$ 4,524
Weighted average remaining lease term (in years)	10 years 9 months 18 days	11 years 6 months
Weighted average discount rate	5.80%	5.10%